Oct-04-05 01:33pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-155 P.002/003 F-883

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32637

CERTNYS

NYSE

05067232

RECD S.E.C. SEP 04 2005 1086

October 4, 2005

RECD S.E.C. OCT 04 2005 1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GSC HOLDINGS CORP. (to be renamed GameStop Corp.), Class A Common Stock, par value $.001 per share, Class B Common Stock, par value $.001 per share and Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2005. Tentative listing date – October 10, 2005.

Sincerely,

PROCESSED
OCT 06 2005
THOMSON
FINANCIAL